Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of borrowings	Borrowings at 31 December
The characteristics and carrying value of the Group’s borrowings are summarised below.

	Carrying value 2023 US$m	Carrying value 2022 US$m	Nominal value of hedged item 2023 US$m	Nominal value of hedged item 2022 US$m	Weighted average interest rate after swaps (where applicable)(b)	Swap maturity (where applicable)
Rio Tinto Finance plc Euro Bonds 2.875% due 2024(a)(b)(c)	452	429	463	546	3 month SOFR +1.90%	2024
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028(a)(b)	804	807	750	750	3 month SOFR +3.54%	2028
Alcan Inc. Debentures 7.25% due 2028(a)	99	97	100	100	3 month SOFR +5.69%	2024
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029(a)(b)(c)(d)	611	553	639	807	3 month SOFR +2.91%	2024
Alcan Inc. Debentures 7.25% due 2031(a)(b)	392	384	400	400	3 month SOFR +5.98%	2025
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033(e)	646	—	—	—
Alcan Inc. Global Notes 6.125% due 2033(a)(b)	699	673	750	750	3 month SOFR +5.93%	2025
Alcan Inc. Global Notes 5.75% due 2035(a)(b)	274	264	300	300	3 month SOFR +5.44%	2025
Rio Tinto Finance (USA) Limited Bonds 5.2% due 2040(a)(b)(f)	1,158	1,144	200	—	6 month SOFR +1.05%	2033
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042(a)(g)	492	488	—	500
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042(a)(h)	731	727	—	750
Rio Tinto Finance (USA) Limited Bonds 2.75% due 2051(a)(b)	1,098	1,065	1,250	1,250	6 month SOFR +1.57%	2028
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053(a)(e)(i)	1,151	—	1,100	—	6 month SOFR +0.76%	2033
Oyu Tolgoi LLC MIGA Insured Loan SOFR plus 2.65% due 2032(j)	602	597	—	—
Oyu Tolgoi LLC Commercial Banks “B Loan” SOFR plus 3.4% due 2032(j)	1,392	1,387	—	—
Oyu Tolgoi LLC Export Credit Agencies Loan 4.72% due 2033(j)	248	237	—	—
Oyu Tolgoi LLC Export Credit Agencies Loan SOFR plus 3.65% due 2034(j)	816	805	—	—
Oyu Tolgoi LLC International Financial Institutions “A Loan” SOFR plus 3.78% due 2035(j)	792	744	—	—
Other secured loans	144	194
Other unsecured loans	399	475
Bank overdrafts	1	1
Total borrowings(k)	13,001	11,071
Current borrowings	824	923
Non-current borrowings	12,177	10,148
Total borrowings(k)	13,001	11,071
(a)The fair value movements of our borrowings and interest rate swaps that are in fair value hedge relationships are summarised in note 9.
(b)The LIBOR reference rates derivatives were transitioned to Secured Overnight Financing Rate (SOFR) with effect from 1 July 2023 in accordance with International Swaps and Derivatives
Association (ISDA) Fallback Protocol. Weighted average interest rate after swaps for 2022 can be found in note 20 to the Financial Statements in our 2022 Annual Report.
(c)Rio Tinto has a US$10.0 billion (2022: US$10.0 billion) European Debt Issuance Program against which the cumulative amount utilised was US$1.1 billion equivalent at 31 December 2023
(2022: US$1.0 billion). The carrying value of these bonds after hedge accounting adjustments amounted to US$1.1 billion (2022: US$1.0 billion) in aggregate.
(d)We applied cash flow hedge accounting to this bond and the corresponding cross currency interest rate swap. The hedge is fully effective as the notional amount, maturity, payment and reset dates match. Since 2019, we swapped the resulting fixed US dollar annual interest coupon payments to floating rates. Fair value hedge accounting has been applied to this relationship in addition to the pre-existing cash flow hedge.
(e)On 7 March 2023, we issued US$650 million ten-year fixed rate and US$1.1 billion of 30-year fixed rate SEC-registered bonds.
(f)In November 2023, we entered into two new interest rate swaps with a notional of US$200 million, to convert our fixed coupon interest payments on this bond to 6 month SOFR +1.05%.
(g)In March 2023, our interest rate swap, which converted our fixed coupon interest payments on this bond to 3 month LIBOR +3.42%, matured.
(h)In February 2023, our interest rate swap which converted our fixed coupon interest payments on this bond to 3 month LIBOR +2.83% matured.
(i)In October 2023, we entered into a new interest rate swap to convert our fixed coupon interest payments on this bond to 6 month SOFR +0.76%.
(j)These borrowings relate to the Oyu Tolgoi LLC project finance facility and the due dates stated represent the final repayment date. The interest rates stated are pre-completion and will increase by 1.2% post-completion, which is expected to happen in 2029 subject to meeting certain conditions. Refer below on the refinancing of the facility made during the year.
(k)The Group’s borrowings of US$13.0 billion (2022: US$11.1 billion) include US$4.0 billion (2022: US$4.0 billion) of subsidiary entity borrowings that are subject to various financial and general covenants with which the respective borrowers were in compliance as at 31 December 2023.